CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Preference shares	Common shares	Additional paid-in capital	Retained earnings/(deficit)	Accumulated other comprehensive income/(loss)	Reciprocal shareholding	Total Enbridge Inc. shareholders' equity	Noncontrolling Interest	Merger Transaction Common shares
Balance at Dec. 31, 2015		$ 6,515	$ 7,391	$ 3,301	$ 142	$ 1,632	$ (83)		$ 1,300
Increase (Decrease) in Stockholders' Equity
Shares issued		740	2,241
Common shares issued in Merger Transaction (Note 8)										$ 0
Dividend Reinvestment and Share Purchase Plan			795
Stock-based compensation				41
Exercised of stock options			65	(24)
Dilution gain/(loss) and other				81
Earnings attributable to controlling interests	$ 2,069				2,069
Preference share dividends					(293)
Common share dividends declared					(1,945)
Dividends paid to reciprocal shareholder					26
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)	686				(686)
Adjustment relating to equity method investment					(29)
Other comprehensive income/(loss) attributable to common shareholders, net of tax						(574)
Change in reciprocal interest							(19)
Earnings/(loss) attributable to noncontrolling interests									(28)
Change in unrealized gain on cash flow hedges									4
Foreign currency translation adjustments									(44)
Reclassification to earnings of (gain)/loss on cash flow hedges									40
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									0
Comprehensive income/(loss) attributable to noncontrolling interests									(28)
Distributions									(720)
Contributions									28
Purchase of noncontrolling interests on Sponsored Vehicles buy-in (Note 20)	0
Other									(3)
Balance at Dec. 31, 2016	$ 21,963	7,255	10,492	3,399	(716)	1,058	(102)	$ 21,386	577
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share	$ 2.12
Modified retrospective adoption of ASC 606 Revenue from Contracts with Customers (Note 3)	$ 0				0
Shares issued		492	1,500
Common shares issued in Merger Transaction (Note 8)										37,429
Dividend Reinvestment and Share Purchase Plan			1,226
Stock-based compensation				82
Exercised of stock options			90	(95)
Dilution gain/(loss) and other				(192)
Earnings attributable to controlling interests	2,859				2,859
Preference share dividends					(330)
Common share dividends declared					(4,702)
Dividends paid to reciprocal shareholder					30
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)	(292)				292
Other					99
Other comprehensive income/(loss) attributable to common shareholders, net of tax						(2,031)
Earnings/(loss) attributable to noncontrolling interests									232
Change in unrealized gain on cash flow hedges									15
Foreign currency translation adjustments									(431)
Reclassification to earnings of (gain)/loss on cash flow hedges									139
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									(277)
Comprehensive income/(loss) attributable to noncontrolling interests									(45)
Noncontrolling interests resulting from Merger Transaction (Note 8)									8,955
Enbridge Energy Company, Inc. common control transaction									(343)
Distributions									(839)
Contributions									832
Deconsolidation of Sabal Trail Transmission, LLC									(2,318)
Purchase of noncontrolling interests on Sponsored Vehicles buy-in (Note 20)	0
Dilution gain									832
Other									(54)
Balance at Dec. 31, 2017	$ 65,732	7,747	50,737	3,194	(2,468)	(973)	(102)	58,135	7,597
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share	$ 2.41
Modified retrospective adoption of ASC 606 Revenue from Contracts with Customers (Note 3)	$ 0				0
Shares issued			0
Common shares issued in Merger Transaction (Note 8)			12,727							$ 0
Dividend Reinvestment and Share Purchase Plan			1,181
Stock-based compensation				49
Sponsored Vehicles buy-in (Note 20)				(4,323)					(210)
Exercised of stock options			32	(24)
Dilution gain on Spectra Energy Partners, LP restructuring (Note 20)				1,136
Dilution gain/(loss) and other				(111)
Sale of noncontrolling interest in subsidiaries				$ 79					1,183
Earnings attributable to controlling interests	2,882				2,882
Preference share dividends					(367)
Common share dividends declared					(5,019)
Dividends paid to reciprocal shareholder					33
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)	456				(456)				(210)
Other					(57)
Impact of Sponsored Vehicles buy-in						(142)
Other comprehensive income/(loss) attributable to common shareholders, net of tax						3,787
Change in reciprocal interest							14
Earnings/(loss) attributable to noncontrolling interests									334
Change in unrealized gain on cash flow hedges									31
Foreign currency translation adjustments									294
Reclassification to earnings of (gain)/loss on cash flow hedges									4
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									329
Comprehensive income/(loss) attributable to noncontrolling interests									663
Distributions									(857)
Contributions									24
Spectra Energy Partners, LP restructuring (Note 20)									(1,486)
Purchase of noncontrolling interests on Sponsored Vehicles buy-in (Note 20)	(4,469)								(2,657)
Other									(82)
Balance at Dec. 31, 2018	$ 73,435	$ 7,747	$ 64,677		(5,538)	$ 2,672	$ (88)	$ 69,470	$ 3,965
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share	$ 2.68
Modified retrospective adoption of ASC 606 Revenue from Contracts with Customers (Note 3)	$ (38)				$ (86)